Transfers of financial assets and variable interest entities	6 Months Ended
Jun. 30, 2023
Transfers of financial assets and variable interest entities
22 Transfers of financial assets and variable interest entities
> Refer to “Note 34 – Transfers of financial assets and variable interest entities” in VIII – Consolidated financial statements – Credit Suisse (Bank) – in the Credit Suisse Annual Report 2022 for further information.
Transfers of financial assets
> Refer to “Transfers of financial assets” in VIII – Consolidated financial statements – Credit Suisse (Bank) – Note 34 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2022 for further information.
Securitizations and asset-backed financings
The Bank does not retain material servicing responsibilities from securitization activities.
The following table provides the gains or losses and proceeds from the transfer of assets relating to 6M23 and 6M22 securitizations of financial assets or asset-backed financings that qualify for sale accounting and subsequent derecognition, along with the cash flows between the Bank and the SPEs used in any securitizations or asset-backed financings in which the Bank still has continuing involvement, regardless of when the securitization or asset-backed financing occurred.
Securitizations and asset-backed financings
in	6M23	6M22
Gains/(losses) and cash flows (CHF million)
CMBS
Net gain [1]	0	5
Proceeds from transfer of assets [2]	0	2,819
Cash received on interests that continue to be held	13	22
RMBS
Net gain/(loss) [1]	0	(1)
Proceeds from transfer of assets [3]	0	6,799
Servicing fees	7	0
Cash received on interests that continue to be held	29	531
Other asset-backed financings
Net gain [1]	7	23
Proceeds from transfer of assets [4]	6,677	3,808
Purchases of previously transferred financial assets or its underlying collateral	(177)	(997)
Fees [5]	98	97
Cash received on interests that continue to be held	121	36
1
Includes primarily underwriting revenues, deferred origination fees and gains or losses on the sale of newly issued securities to third parties, but excludes net interest income on assets prior to the securitization.

2 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 0 and CHF 272 million in 6M23 and 6M22, respectively.
3 Included the receipt of non-cash beneficial interests (including risk retention securities) of CHF 0 and CHF 635 million in 6M23 and 6M22, respectively.
4 Includes the receipt of non-cash beneficial interests (including risk retention securities) and seller financing of CHF 4,251 and CHF 65 million in 6M23 and 6M22, respectively.
5 Represents primarily management fees and performance fees earned for investment management services provided to managed CLOs.
In 6M23, Credit Suisse completed the sale of a significant part of SPG to entities and funds managed by affiliates of Apollo. In connection with the initial closing of this transaction, Credit Suisse and Apollo entered into various ancillary agreements related to the transaction, including an investment management agreement, certain financing arrangements and a transition services agreement. The sale of Bank assets to certain entities of Apollo and related financing provided by the Bank to these entities represent asset-backed financings where the Bank has continuing involvement.
Continuing involvement in transferred financial assets
The Bank may have continuing involvement in the financial assets that are transferred to an SPE, which may take several forms, including, but not limited to, servicing, recourse and guarantee arrangements, agreements to purchase or redeem transferred assets, derivative instruments, pledges of collateral and beneficial interests in the transferred assets.
> Refer to “Transfers of financial assets” in VIII – Consolidated financial statements – Credit Suisse (Bank) – Note 34 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2022 for further information.
The following table provides the outstanding principal balance of assets to which the Bank continued to be exposed after the transfer of the financial assets to any SPE as of the end of 6M23 and 2022, regardless of when the transfer of assets occurred.
Principal amounts outstanding resulting from continuing involvement
end of	6M23	2022
CHF million
CMBS	5,170	17,193
RMBS	23,869	41,552
Other asset-backed financings	22,895	21,939
Principal amount outstanding relates to assets transferred from the Bank and does not include principal amounts for assets transferred from third parties.
Transfers of financial assets where sale treatment was not achieved
The following table provides the carrying amounts of transferred financial assets and the related liabilities where sale treatment was not achieved as of the end of 6M23 and 6M22.
> Refer to “Note 24 – Assets pledged and collateral” for further information.
Carrying amounts of transferred financial assets and liabilities where sale treatment was not achieved
end of	6M23	2022
CHF million
Other asset-backed financings
Trading assets	22	366
Other assets	209	154
Liability to SPEs, included in other liabilities	(231)	(520)
Securities sold under repurchase agreements and securities lending transactions accounted for as secured borrowings
> Refer to “Transfers of financial assets” in VIII – Consolidated financial statements – Credit Suisse (Bank) – Note 34 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2022 for further information.
The following tables provide the gross obligation relating to securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral by the class of collateral pledged and by remaining contractual maturity as of the end of 6M23 and 6M22.
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by class of collateral pledged
end of	6M23	2022
CHF billion
Government debt securities	6.2	17.1
Corporate debt securities	2.0	6.9
Asset-backed securities	0.0	0.9
Equity securities	0.1	0.2
Other	0.0	5.1
Securities sold under repurchase agreements	8.3	30.2
Government debt securities	0.0	0.2
Corporate debt securities	0.0	0.3
Asset-backed securities	0.0	0.2
Equity securities	0.1	0.1
Other	0.0	0.1
Securities lending transactions	0.1	0.9
Government debt securities	1.0	1.2
Corporate debt securities	0.1	0.4
Asset-backed securities	0.0	0.1
Equity securities	1.1	1.3
Other	0.0	0.0
Obligation to return securities received as collateral, at fair value	2.2	3.0
Total	10.6	34.1
Securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral – by remaining contractual maturity
		Remaining contractual maturities
end of	No stated maturity	Up to 30 days	[1]	31-90 days	More than 90 days	Total
6M23 (CHF billion)
Securities sold under repurchase agreements	0.7	5.6		1.2	0.8	8.3
Securities lending transactions	0.1	0.0		0.0	0.0	0.1
Obligation to return securities received as collateral, at fair value	2.2	0.0		0.0	0.0	2.2
Total	3.0	5.6		1.2	0.8	10.6
2022 (CHF billion)
Securities sold under repurchase agreements	4.1	12.8		5.9	7.4	30.2
Securities lending transactions	0.5	0.2		0.0	0.2	0.9
Obligation to return securities received as collateral, at fair value	3.0	0.0		0.0	0.0	3.0
Total	7.6	13.0		5.9	7.6	34.1
1 Includes overnight transactions.
> Refer to “Note 17 – Offsetting of financial assets and financial liabilities” for further information on the gross amount of securities sold under repurchase agreements, securities lending transactions and obligation to return securities received as collateral and the net amounts disclosed in the consolidated balance sheets.
Variable interest entities
> Refer to “Variable interest entities” in VIII – Consolidated financial statements – Credit Suisse (Bank) – Note 34 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2022 for further information.
Commercial paper conduit
The Bank acts as the administrator and provider of liquidity and credit enhancement facilities for Alpine Securitization Ltd (Alpine), a multi-seller asset-backed commercial paper (CP) conduit used for client and Bank financing purposes. This CP conduit purchases assets such as loans and receivables or enters into reverse repurchase agreements and finances such activities through the issuance of CP backed by these assets. In addition to CP, Alpine may also issue term notes with maturities up to 30 months. The Bank (including Alpine) can enter into liquidity facilities with third-party entities pursuant to which it may be required to purchase assets from these entities to provide them with liquidity and credit support. The financing transactions are structured to provide credit support in the form of over-collateralization and other asset-specific enhancements. Alpine is a separate legal entity that is wholly owned by the Bank. However, its assets are available to satisfy only the claims of its creditors. In addition, the Bank, as administrator and liquidity facility provider, has significant exposure to and power over the activities of Alpine. Alpine is considered a VIE for accounting purposes and the Bank is deemed the primary beneficiary and consolidates this entity.
The overall average maturity of Alpine’s outstanding CP was approximately 74 days as of the end of 6M23, and Alpine’s CP had exposures mainly in reverse repurchase agreements with a Bank entity and consumer loans. After maturity of the remaining CP in October 2023, the CP conduit activities of Alpine are expected to be discontinued.
> Refer to “Variable interest entities” in VIII – Consolidated financial statements – Credit Suisse (Bank) – Note 34 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2022 for further information on Alpine.
Consolidated VIEs
The Bank has significant involvement with VIEs in its role as a financial intermediary on behalf of clients. The Bank consolidates all VIEs related to financial intermediation for which it is the primary beneficiary.
The consolidated VIEs table provides the carrying amounts and classifications of the assets and liabilities of consolidated VIEs as of the end of 6M23 and 2022.
Consolidated VIEs in which the Bank was the primary beneficiary
			Financial intermediation
end of	CDO/ CLO	CP Conduit	Securi- tizations	Funds	Loans	Other	Total
6M23 (CHF million)
Cash and due from banks	0	326	75	9	28	16	454
Trading assets	0	0	885	20	436	1	1,342
Other investments	0	0	0	52	510	132	694
Net loans	0	1,499	0	0	15	0	1,514
Other assets	0	8	1,143	34	58	411	1,654
of which loans held-for-sale	0	8	83	20	0	0	111
of which premises and equipment	0	0	0	0	0	0	0
Total assets of consolidated VIEs	0	1,833	2,103	115	1,047	560	5,658
Trading liabilities	0	7	0	0	5	1	13
Short-term borrowings	0	31	0	11	0	1	43
Long-term debt	0	0	1,566	0	0	43	1,609
Other liabilities	0	32	3	16	44	1,026	1,121
Total liabilities of consolidated VIEs	0	70	1,569	27	49	1,071	2,785
2022 (CHF million)
Cash and due from banks	15	94	68	17	24	11	229
Trading assets	0	954	1,154	23	457	0	2,588
Other investments	0	0	0	58	587	136	781
Net loans	0	3,260	0	0	16	134	3,410
Other assets	281	2,466	1,349	39	42	417	4,594
of which loans held-for-sale	279	2,445	119	21	0	0	2,864
Total assets of consolidated VIEs	296	6,774	2,571	137	1,126	698	11,602
Trading liabilities	0	1,057	0	0	6	0	1,063
Short-term borrowings	0	3,124	0	13	0	0	3,137
Long-term debt	84	0	1,860	0	0	152	2,096
Other liabilities	0	49	2	19	49	70	189
Total liabilities of consolidated VIEs	84	4,230	1,862	32	55	222	6,485
Non-consolidated VIEs
The non-consolidated VIEs table provides the carrying amounts and classification of the assets of variable interests recorded in the Bank’s consolidated balance sheets, maximum exposure to loss and total assets of the non-consolidated VIEs.
> Refer to “Variable interest entities” in VIII – Consolidated financial statements – Credit Suisse (Bank) – Note 34 – Transfers of financial assets and variable interest entities in the Credit Suisse Annual Report 2022 for further information on non-consolidated VIEs.
Non-consolidated VIEs
				Financial intermediation
end of	CDO/ CLO	CP Conduit	[1]	Securi- tizations	Funds	Loans	Other	Total
6M23 (CHF million)
Trading assets	227	0		2,126	583	7	1,636	4,579
Net loans	138	66		3,152	1,983	10,142	1,531	17,012
Other assets	9	0		0	119	77	702	907
Total variable interest assets	374	66		5,278	2,685	10,226	3,869	22,498
Maximum exposure to loss	377	133		6,554	2,685	13,603	4,140	27,492
Total assets of non-consolidated VIEs	8,640	274		42,842	161,867	36,439	11,034	261,096
2022 (CHF million)
Trading assets	214	0		3,877	750	7	1,816	6,664
Net loans	314	1,440		2,521	1,934	7,617	2,201	16,027
Other assets	6	0		3	122	4	884	1,019
Total variable interest assets	534	1,440		6,401	2,806	7,628	4,901	23,710
Maximum exposure to loss	547	4,374		9,514	2,806	9,999	5,490	32,730
Total assets of non-consolidated VIEs	9,713	7,297		79,322	115,900	38,632	14,620	265,484
1 Includes liquidity facilities provided to third-party CP conduits through Alpine.